PERSONNEL EXPENSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 38,002	$ 37,351	$ 40,980
Total share based payments, inclusive of amounts capitalised	$ 1,607	$ 1,109	$ 1,663